Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000355916
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A